RISK MANAGEMENT (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 315,355,048	R$ 237,380,615
Brazilian government bonds	277,460,786	204,934,195
Corporate debt and marketable equity securities	25,063,901	18,223,185
Bank debt securities	3,334,171	1,427,286
Mutual funds	9,323,075	12,025,851
Foreign governments securities	118,948	656,270
Brazilian government bonds issued abroad	54,167	113,828
Derivatives	(1,840,440)	(1,526,269)
Derivative financial instruments (assets)	3,939,198	3,414,581
Derivative financial instruments (liabilities)	(5,779,638)	(4,940,850)
Debt instruments at fair value through other comprehensive income	206,067,520	203,732,788
Brazilian government bonds	183,192,342	177,149,932
Corporate debt securities	1,138,187	1,470,115
Bank debt securities	1,087,286	3,287,386
Brazilian government bonds issued abroad	6,670,043	9,337,317
Foreign governments securities	7,404,755	6,875,135
Mutual funds	2,282,963	1,602,576
Marketable equity securities and other stocks	4,291,944	4,010,327
Total	519,582,128	439,587,134
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	56,028,649	47,559,444
Brazilian government bonds	5,125,479	5,604,251
Corporate debt and marketable equity securities	10,392,525	9,290,575
Bank debt securities	40,510,645	32,664,618
Mutual funds
Foreign governments securities
Brazilian government bonds issued abroad
Derivatives	2,087,979	4,978,274
Derivative financial instruments (assets)	11,321,165	12,734,059
Derivative financial instruments (liabilities)	(9,233,186)	(7,755,785)
Debt instruments at fair value through other comprehensive income	5,218,058	10,435,808
Brazilian government bonds
Corporate debt securities	231,779	1,780,215
Bank debt securities	4,986,279	3,121,090
Brazilian government bonds issued abroad
Foreign governments securities
Mutual funds
Marketable equity securities and other stocks		5,534,503
Total	63,334,686	62,973,526
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	801,331	700,473
Brazilian government bonds	1	2
Corporate debt and marketable equity securities	801,330	700,471
Bank debt securities
Mutual funds
Foreign governments securities
Brazilian government bonds issued abroad
Derivatives	(376,410)	(534,833)
Derivative financial instruments (assets)	152,986	109,856
Derivative financial instruments (liabilities)	(529,396)	(644,689)
Debt instruments at fair value through other comprehensive income	1,564,028	1,419,682
Brazilian government bonds	16,606	21,318
Corporate debt securities		289,114
Bank debt securities	307,793
Brazilian government bonds issued abroad
Foreign governments securities
Mutual funds
Marketable equity securities and other stocks	1,239,629	1,109,250
Total	1,988,949	1,585,322
Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	372,185,028	285,640,532
Brazilian government bonds	282,586,266	210,538,448
Corporate debt and marketable equity securities	36,257,756	28,214,231
Bank debt securities	43,844,816	34,091,904
Mutual funds	9,323,075	12,025,851
Foreign governments securities	118,948	656,270
Brazilian government bonds issued abroad	54,167	113,828
Derivatives	(128,871)	2,917,172
Derivative financial instruments (assets)	15,413,349	16,258,496
Derivative financial instruments (liabilities)	(15,542,220)	(13,341,324)
Debt instruments at fair value through other comprehensive income	212,849,606	215,588,278
Brazilian government bonds	183,208,948	177,171,250
Corporate debt securities	1,369,966	3,539,444
Bank debt securities	6,381,358	6,408,476
Brazilian government bonds issued abroad	6,670,043	9,337,317
Foreign governments securities	7,404,755	6,875,135
Mutual funds	2,282,963	1,602,576
Marketable equity securities and other stocks	5,531,573	10,654,080
Total	R$ 584,905,763	R$ 504,145,982